Summary of Significant Accounting Policies - Impairment of long-lived assets other than goodwill and Advertising expenditures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of Significant Accounting Policies
Impairment of any long-lived assets		¥ 0	¥ 0	¥ 0
Advertising expenditures recognized in sales and marketing expenses	$ 3,715,673	¥ 25,867,772	¥ 12,867,833	¥ 1,259,610